Other Income and Expense (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 27, 2017	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Nov. 30, 2016
Bank overdraft			$ 942		$ 942		$ 1,202	$ 942
Gain on settlement of a bank overdraft					572	$ 572
Settlement Agreement [Member]
Accrued liability	$ 35,868
Other income	47,003
Settlement Agreement [Member] | Peak Energy Holding [Member]
Accrued liability	$ 4,100
Bank Overdrafts Settled [Member]
Bank overdraft			$ 370		$ 370			$ 370